REICH & TANG ASSET MANAGEMENT L.P.
                                600 Fifth Avenue
                            New York, NY 10020-2302




January 9, 1996




VIA EDGAR TRANSMISSION


Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Florida Daily Municipal Income Fund
     Registration Statement No. 33-81920
     File No. 811-8654

Dear Sir or Madam:

As sponsor of the above-referenced Fund, we are writing this letter to certify that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) of the Securities Act of 1933, do not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form N-1A (the "Registration Statement"), and

(2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on December 22, 1995 and became effective on January 2, 1996 pursuant to Rule 485(b).


Florida Daily Municipal Income Fund




REICH & TANG ASSET MANAGEMENT L.P.


BY:
     Bernadette N. Finn
     Authorized Signatory